Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 26,206	$ 28,567
Work in progress	215	130
Finished products	33,038	32,890
Inventories, Net	$ 59,459	$ 61,587